INSURANCE LIABILITIES AND ANNUITY BENEFITS	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
INSURANCE LIABILITIES AND ANNUITY BENEFITS
NOTE 12. INSURANCE LIABILITIES AND ANNUITY BENEFITS. Insurance liabilities and annuity benefits comprise substantially all obligations to annuitants and insureds in our run-off insurance operations. Our insurance operations (net of eliminations) generated revenues of $2,957 million, $3,101 million and $2,865 million, profit was $205 million, $798 million and $197 million and net earnings was $159 million, $627 million and $143 million for the years ended December 31, 2022, 2021 and 2020, respectively. These operations were supported by assets of $45,031 million and $56,037 million at December 31, 2022 and 2021, respectively. A summary of our insurance liabilities and annuity benefits is presented below.

December 31, 2022	Long-term care	Structured settlement annuities	Life	Other contracts(a)	Total
Future policy benefit reserves	$24,256	$8,860	$1,040	$437	$34,593
Investment contracts	—	860	—	848	1,708
Other	—	—	178	366	544
Total	$24,256	$9,720	$1,218	$1,651	$36,845

December 31, 2021
Future policy benefit reserves	$34,644	$12,328	$1,301	$490	$48,763
Investment contracts	—	950	—	907	1,857
Other	—	—	189	761	950
Total	$34,644	$13,278	$1,490	$2,158	$51,570
(a) As of December 31, 2021, Other includes reserves of $325 million related to short-duration contracts at EIC, net of eliminations.
The following tables summarize balances of and changes in future policy benefits reserves.

	2022			2021
Present value of expected net premiums	Long-term care	Structured settlement annuities	Life	Long-term care	Structured settlement annuities	Life
Balance, beginning of year	$5,652	$—	$6,622	$6,397	$—	$7,205
Beginning balance at locked-in discount rate	4,451	—	5,443	4,822	—	5,518
Effect of changes in cash flow assumptions	(9)	—	91	(91)	—	191
Effect of actual variances from expected experience	(290)	—	6	(68)	—	(69)
Adjusted beginning of year balance	4,152	—	5,540	4,663	—	5,640
Interest accrual	223	—	203	241	—	203
Net premiums collected	(417)	—	(357)	(453)	—	(392)
Effect of foreign currency	—	—	(176)	—	—	(9)
Ending balance at locked-in discount rate	3,958	—	5,210	4,451	—	5,443
Effect of changes in discount rate assumptions	101	—	(381)	1,201	—	1,179
Balance, end of year	$4,059	$—	$4,828	$5,652	$—	$6,622

Present value of expected future policy benefits
Balance, beginning of year	$40,296	$12,328	$7,923	$43,974	$13,531	$8,767
Beginning balance at locked-in discount rate	27,465	9,024	6,560	27,745	9,163	6,797
Effect of changes in cash flow assumptions	(413)	(23)	120	(509)	58	207
Effect of actual variances from expected experience	(320)	(11)	40	(147)	(11)	(43)
Adjusted beginning of year balance	26,732	8,990	6,720	27,089	9,210	6,961
Interest accrual	1,446	471	243	1,435	491	248
Benefit payments	(1,152)	(671)	(531)	(1,058)	(678)	(638)
Effect of foreign currency	—	—	(185)	—	—	(10)
Ending balance at locked-in discount rate	27,026	8,790	6,247	27,465	9,024	6,560
Effect of changes in discount rate assumptions	1,290	70	(380)	12,831	3,305	1,363
Balance, end of year	$28,316	$8,860	$5,868	$40,296	$12,328	$7,923
Net future policy benefit reserves	$24,256	$8,860	$1,040	$34,644	$12,328	$1,301
Less: Reinsurance recoverables, net of allowance for credit losses	(171)	—	(67)	(6,473)	—	(87)
Net future policy benefit reserves, after reinsurance recoverables	$24,085	$8,860	$973	$28,171	$12,328	$1,214

The Statement of Earnings (Loss) for the years ended December 31, 2022 and 2021, included gross premiums or assessments of $935 million and $967 million and interest accretion of $1,735 million and $1,730 million, respectively. For the years ended December 31, 2022 and 2021, gross premiums or assessments was substantially all related to long-term care of $490 million and $487 million and life of $415 million and $448 million while interest accretion was substantially all related to long-term care of $1,224 million and $1,194 million and structured settlement annuities of $471 million and $491 million, respectively.

The following table provides the amount of undiscounted and discounted expected gross premiums and expected future benefits and expenses for nonparticipating traditional contracts.

	2022		2021
	Undiscounted	Discounted(a)	Undiscounted	Discounted(a)
Long-term Care
Expected future gross premiums	$7,985	$4,918	$8,173	$6,187
Expected future benefit payments	65,217	28,316	67,516	40,296
Structured Settlement Annuities
Expected future benefit payments	19,936	8,860	20,666	12,328
Life
Expected future gross premiums	13,754	5,916	14,579	8,275
Expected future benefit payments	12,020	5,868	12,702	7,923
(a) Determined using the current discount rate as of December 31, 2022 and 2021.
The following table provides the weighted-average durations of and weighted-average interest rates for the liability for future policy benefits.

	2022			2021
	Long-term care	Structured settlement annuities	Life	Long-term care	Structured settlement annuities	Life
Duration (years)(a)	13.0	10.7	5.0	15.5	13.2	6.3
Interest Accretion Rate	5.5%	5.4%	4.9%	5.3%	5.5%	4.8%
Current Discount Rate	5.6%	5.5%	5.4%	3.1%	3.1%	2.6%
(a) Duration determined using the current discount rate as of December 31, 2022 and 2021.

We completed our annual review of future policy benefit reserves cash flow assumptions in our run-off insurance portfolio in the third quarter of 2022 and 2021. As a result of our 2022 review, we made changes to assumptions, principally related to assumed moderately higher near-term mortality related to COVID-19. Our 2021 review resulted in changes to our assumptions principally related to favorable adjustments to long-term care claim continuance and utilization, unfavorable emerging lapse experience associated with 20-year level term life policies following the end of their 20-year level premium period, and unfavorable structured settlement annuity mortality at older ages for impaired lives.

Included in Insurance losses and annuity benefits in our Statement of Earnings (Loss) for the years ended December 31, 2022 and 2021 are favorable pre-tax adjustments of $404 million and $408 million, respectively, from updating the net premium ratio after updating for actual historical experience each quarter and updating of future cash flow assumptions in the third quarter of each year. Included in these amounts for the years ended December 31, 2022 and 2021, are unfavorable adjustments of $190 million and $58 million, respectively, due to insufficient gross premiums (i.e., net premium ratio exceeded 100%), related to certain cohorts in our long-term care and life insurance portfolios in 2022 and our life portfolio in 2021. These adjustments are primarily attributable to adverse claim experience and delays in premium rate increase approvals in our long-term care insurance portfolio and moderately higher mortality experience and assumption changes related to COVID-19 in our life insurance portfolio.

At December 31, 2022 and 2021, policyholders account balances totaled $1,964 million and $2,124 million, respectively. As our insurance operations are in run-off, changes in policyholder account balances for the years ended December 31, 2022 and 2021, are primarily attributable to surrenders, withdrawals, and benefit payments of $441 million and $475 million, partially offset by net additions from separate accounts and interest credited of $271 million and $326 million, respectively. Interest on policyholder account balances is nearly all being credited at minimum guaranteed rates between 3.0% and 6.0% at both December 31, 2022 and 2021.

Reinsurance recoveries are recorded as a reduction of insurance losses and annuity benefits in our Statement of Earnings (Loss) and amounted to $321 million, $351 million and $350 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Reinsurance recoverables, net of allowances of an insignificant amount and $2,065 million, are included in non-current All other assets in our Statement of Financial Position, and amounted to $255 million and $6,596 million at December 31, 2022 and 2021, respectively.

In the third quarter of 2022, we agreed to terminate substantially all long-term care insurance exposures previously ceded to a single reinsurance company (recapture transaction) and recorded an increase to our allowance for credit losses on such reinsurance recoverables of $350 million (pre-tax) ($276 million (after-tax)) which is unrelated to changes in claim experience or projections of future policy benefit reserves. Upon closing of the recapture transaction in the fourth quarter of 2022, we received a net portfolio of investment securities with an estimated fair value of $2,396 million in complete settlement of reinsurance recoverables previously recognized under retrocession agreements with the reinsurance company, which represented substantially all of our reinsurance recoverables balance as of September 30, 2022 and recorded an incremental loss of $55 million (pre-tax) ($43 million (after-tax)).

The recapture transaction reduces both our financial and operational risks by removing the future inherent risk of collectability of reinsurance recoverables, eliminating retrocession contracts having complex terms and conditions, assuming direct control of the portfolio of investment securities held in a trust for our benefit and redeploying those assets consistent with our portfolio realignment strategy and establishing administration service standards intended to enhance claim administration and innovation efforts. The effect of the recapture agreement does not increase our long-term care insurance liabilities as under the existing retrocession agreements we were not previously relieved of our primary obligation to companies from which we originally assumed the liabilities.

Statutory accounting practices, not GAAP, determine the required statutory capital levels of our insurance legal entities. Statutory accounting practices are set forth by the National Association of Insurance Commissioners (NAIC) as well as state laws, regulation and general administrative rules and differ in certain respects from GAAP. We annually perform statutory asset adequacy testing, the results of which may affect the amount or timing of capital contributions from GE to the insurance legal entities.
Following approval of a statutory permitted accounting practice in 2018 by our primary regulator, the Kansas Insurance Department (KID), we provided a total of $13,215 million of capital contributions to our run-off insurance subsidiaries, including $1,815 million in the first quarter of 2023. In accordance with the terms of the 2018 statutory permitted accounting practice, we expect to provide the final capital contribution of approximately $1,820 million in the first quarter of 2024, pending completion of our December 31, 2023 statutory reporting process, which includes asset adequacy testing, subject to ongoing monitoring by KID. GE is a party to capital maintenance agreements with its run-off insurance subsidiaries under which GE is required to maintain their statutory capital levels at 300% of their year-end Authorized Control Level risk-based capital requirements as defined from time to time by the NAIC.

See Notes 1 and 3 for further information related to our run-off insurance operations.